SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS
                              OF THE LISTED FUNDS

                                 -----------------

                            DWS MONEY MARKET SERIES

                              Institutional Shares


The following information supersedes certain information in the fund's Prospectus for its Institutional Shares.

The Board of Trustees of the fund, a series of DWS Money Market Trust ("Money Market Trust"), has approved a reorganization (the "Reorganization") pursuant to which the fund will become a feeder fund of Cash Management Portfolio (the "Master Portfolio"). As a feeder fund in a master/feeder fund structure, the fund will no longer invest directly in securities and other instruments but will invest all or substantially all of its assets in the Master Portfolio, which will invest directly in securities and other instruments. Pursuant to the Reorganization, the fund will contribute its net assets to the Master Portfolio in return for shares of the Master Portfolio equal in number to the number of fund shares outstanding. The Reorganization is expected to occur on or about July 30, 2007 and is expected to be a tax-free reorganization for Federal income tax purposes.

In conjunction with approving the Reorganization, the Board of Trustees also approved a change in the fund's investment objective and strategy, as set forth below.




                                                                     [Logo]DWS
                                                                       SCUDDER
                                                           Deutsche Bank Group


March 23, 2007
PS403-3602

Effective as of July 30, 2007, the following language replaces similar language in the section entitled "The Fund's Main Investment Strategy" in the fund's Prospectus for its Institutional Shares:

The fund seeks a high level of current income consistent with liquidity and the preservation of capital. The fund invests all of its assets in a Master
Portfolio with the same goal as the fund. The fund, through the Master Portfolio, seeks to achieve its goal by investing in high quality, short-term money market instruments and maintains a dollar-weighted average maturity of 90 days or less. The fund attempts to maintain a stable share price by investing in high quality securities that are valued in US dollars and have remaining maturities of 397 days (about 13 months) or less at the time of purchase. The fund may also invest in securities that have features that reduce their maturity to 397 days or less at the time of purchase.

The fund invests more than 25% of its total assets in obligations of banks and other financial institutions.

The fund buys US government obligations, money market instruments and other debt obligations that at the time of purchase:

o have received one of the two highest short-term ratings from two nationally recognized statistical rating organizations (NRSROs);

o have received one of the two highest short-term ratings from one NRSRO (if only one organization rates the security);

o    are unrated, but are determined to be of comparable quality by the Advisor;
     or

o have no short-term rating, but are rated in one of the top three highest long-term rating categories by at least one NRSRO, and are determined to be of comparable quality by the Advisor.


                                       2

March 23, 2007
PS403-3602

Effective as of July 30, 2007, the following replaces the section entitled "How Much Investors Pay" in the fund's Prospectus for its Institutional Shares:

The fund has no sales charges or other shareholder fees. The fund does have annual operating expenses and as a shareholder you pay them indirectly.

--------------------------------------------------------------------------------
Fee Table                                                Institutional Shares
--------------------------------------------------------------------------------
Shareholder Fees, paid directly from your investment             None
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fees(1)                                                0.26%
--------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                          None
--------------------------------------------------------------------------------
Other Expenses(2)                                                 0.02
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses(3)                           0.28
--------------------------------------------------------------------------------
Less Fee Waiver/Expense Reimbursements(4), (5)                    0.13
--------------------------------------------------------------------------------
Net Annual Fund Operating Expenses (after waiver)(4),(5)          0.15
--------------------------------------------------------------------------------

(1) The management fee is paid at the Master Portfolio level. The fee includes a 0.03% Master Portfolio administration fee and a 0.10% fund administration fee.

(2) Restated on an annualized basis to reflect fee changes that went into effect on July 1, 2006.

(3) Information on the annual operating expenses reflects the expenses of both the fund and the Master Portfolio, in which the fund invests its assets.

(4) The Master Portfolio's investment advisor has contractually agreed through July 29, 2010 to waive all or a portion of its management fee and reimburse or pay certain operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, proxy and organizational and offering expenses) to the extent necessary to maintain the annual expenses of the Master Portfolio at 0.15% of the Master Portfolio's average daily net assets. (A further discussion of the relationship between the fund and the Master Portfolio appears in the "Organizational Structure" section of this prospectus.)

(5) Through July 29, 2010, the administrator has contractually agreed to waive all or a portion of its administration fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's operating expenses at 0.15% for Institutional Shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest and organizational and offering expenses.


Based on the costs above, this example helps you compare the fund's expenses to those of other mutual funds. The example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.


--------------------------------------------------------------------------------
Example                   1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------
Institutional Shares     $15            $48           $116           $314
--------------------------------------------------------------------------------

                                       3

March 23, 2007
PS403-3602

Effective as of July 30, 2007, the following language replaces similar language in the section entitled "Who Manages and Oversees the Fund" in the fund's Prospectus for its Institutional Shares:

The investment advisor

Deutsche Investment Management Americas Inc. ("DIMA"), with headquarters at 345 Park Avenue, New York, NY 10154, acts as the investment advisor for the Master Portfolio in which the fund is a feeder fund. As investment advisor, DIMA, under the supervision of the Board of Directors, makes the Master Portfolio's investment decisions. It buys and sells securities for the Master Portfolio and conducts the research that leads to the purchase and sale decisions. DIMA is also responsible for selecting brokers and for negotiating brokerage commissions and dealer charges. DIMA receives a management fee from the Master Portfolio.

Effective as of July 30, 2007, the following language is added to the section entitled "Who Manages and Oversees the Fund" in the fund's Prospectus for its Institutional Shares:

Organizational Structure. The fund is a "feeder fund" that invests all of its assets in a "Master Portfolio," Cash Management Portfolio. The fund and the Master Portfolio have the same investment objective.

The Master Portfolio may accept investments from other feeder funds. The feeder funds bear the Master Portfolio's expenses in proportion to their investment in the Master Portfolio. Each feeder fund can set its own transaction minimums, fund-specific expenses and other conditions. This arrangement allows the fund's Trustees to withdraw the fund's assets from the Master Portfolio if they believe doing so is in the shareholders' best interests. If the Trustees withdraw the fund's assets, they would then consider whether the fund should hire its own investment advisor, invest in a different Master Portfolio or take other action.

Prior to the Reorganization, fund shareholders can continue to purchase, redeem or exchange shares subject to the limitations described in the fund's prospectus.




               Please Retain This Supplement for Future Reference



                                       4


March 23, 2007
PS403-3602